Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Detail) - Discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	¥ 70,025	¥ 80,821
Effects on defined benefit obligations from a increase in the discount rate	63,047	72,450
Foreign plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	67,928	57,236
Effects on defined benefit obligations from a increase in the discount rate	¥ 59,881	¥ 50,643